Prepayments (Tables)	6 Months Ended
Jun. 30, 2024
Prepayments [Abstract]
Schedule of Prepayments
	As of December 31, 2023	As of June 30, 2024
		(Unaudited)
	RMB	RMB
Prepayments – inventories and processing fee	14,645,763	15,001,065
Prepayments – design fees	7,162,700	7,126,800
Prepayments – others	2,577,547	1,719,192
Prepayments	24,386,010	23,847,057